Long-Term Debt and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2024	December 31, 2023
Long-term debt and other financial liabilities	80,465	65,842
Less: Deferred financing costs	(1,712)	(1,308)
Total	78,753	64,534
Less - current portion	(17,650)	(8,691)
Long-term portion	61,103	55,843

Annual Principal Payments
The annual principal payments required to be made after December 31, 2024 for all long-term debt and other financial liabilities, are as follows:
Twelve month periods ending December 31,	Amount
2025	18,373
2026	20,040
2027	6,706
2028	12,326
Thereafter	23,020
Total	80,465